Available-for-Sale Equity Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Amortized cost	$ 8	$ 13
Unrealized losses	0	4
Fair value	$ 8	$ 9